Property, Plant and Equipment (Details) - Property, Plant and Equipment - USD ($)	Nov. 30, 2021	May 31, 2021	May 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,823,094	$ 1,741,830
Less: accumulated depreciation	$ (1,732,920)	(1,434,614)	(868,200)
Property, plant, and equipment, net	3,322,377	3,475,668	3,775,509
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	126,824	120,068
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	148,358	145,103	144,025
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,927,801	1,823,094
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,852,314	$ 2,822,017	$ 2,662,967